Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Dec. 24, 2013
Document Effective Date	Dec. 26, 2013
Prospectus Date	Dec. 26, 2013
Brown Advisory Mortgage Securities Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAZX